S000106340 [Member] Investment Objectives and Goals - Goldman Sachs Core Plus Bond ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Core Plus Bond ETF—Summary Ticker: GCPB Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Goldman Sachs Core Plus Bond ETF (the “Fund”) seeks a total return consisting of capital appreciation and income.